UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

100 South Ashley Drive, Suite 895	Tampa, Florida 33602
(Address of principal executive offices)	(Zip code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and address of agent for service)

Copies to:

Benjamin Mollozzi

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45256

Registrant's telephone number, including area code:	813-282-7870

Date of fiscal year end:	4/30

Date of reporting period:	7/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

COMMON STOCKS — LONG — 83.56%	Shares	Fair Value

Asset Management & Custody Banks — 10.57%
Ameriprise Financial, Inc.	2,500	$363,775
Blackstone Group LP (The)	15,900	762,883
BrightSphere Investment Group, Inc.	15,900	170,130
KKR & Company, Inc., Class A	23,000	615,250
Victory Capital Holdings, Inc.(a)	23,300	416,371
		2,328,409
Automotive Retail — 1.12%
Carvana Company(a)	3,900	247,884

Broadcasting — 0.82%
Entercom Communications Corporation, Class A	32,000	181,760

Casinos & Gaming — 5.32%
Las Vegas Sands Corporation	6,000	362,640
Melco Resorts & Entertainment Ltd. - ADR	20,000	449,400
MGM Resorts International	12,000	360,240
		1,172,280
Communications Equipment — 0.74%
Juniper Networks, Inc.	6,000	162,120

Consumer Finance — 8.71%
Capital One Financial Corporation	4,700	434,374
Navient Corporation	12,000	169,800
OneMain Holdings, Inc.	16,500	683,925
SLM Corporation	48,000	437,280
Synchrony Financial	5,500	197,340
		1,922,719
Diversified Banks — 5.71%
Barclays PLC, Sponsored - ADR	59,000	441,320
JPMorgan Chase & Company	3,800	440,800
Wells Fargo & Company	7,800	377,598
		1,259,718
Diversified Capital Markets — 4.41%
Credit Suisse Group AG - ADR	42,000	506,940
Deutsche Bank AG	30,000	234,300
UBS Group AG	20,729	231,543
		972,783

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF INVESTMENTS - continued

July 31, 2019 (Unaudited)

COMMON STOCKS — LONG — 83.56% - continued	Shares	Fair Value
Homebuilding — 2.11%
Lennar Corporation, Class A	9,800	$466,186

Hotels Resorts & Cruise Lines — 1.34%
BBX Capital Corporation	68,595	295,644

Internet Software & Services — 2.71%
IAC/InterActiveCorp(a)	2,500	597,625

Investment Banking & Brokerage — 7.31%
Charles Schwab Corporation (The)	11,250	486,225
E*TRADE Financial Corporation	6,600	322,014
Goldman Sachs Group, Inc. (The)	2,100	462,273
Interactive Brokers Group, Inc., Class A	2,100	107,646
Stifel Financial Corporation	600	35,886
TD Ameritrade Holding Corporation	3,900	199,290
		1,613,334
Life & Health Insurance — 1.30%
Lincoln National Corporation	4,400	287,496

Movies & Entertainment — 0.14%
Viacom, Inc., Class B	1,000	30,350

Multi-Sector Holdings — 3.51%
Berkshire Hathaway, Inc., Class B(a)	1,900	390,317
Jefferies Financial Group, Inc.	18,000	383,940
		774,257
Office Services & Supplies — 0.11%
Knoll, Inc.	1,000	24,250

Oil & Gas Storage & Transportation — 1.15%
SemGroup Corporation, Class A	20,000	253,400

Packaged Foods & Meats — 0.66%
B&G Foods, Inc.	5,250	95,970
Dean Foods Company	34,000	49,300
		145,270
Property & Casualty Insurance — 2.31%
Ambac Financial Group, Inc.(a)	27,000	491,940
Assured Guaranty Ltd.	375	16,384
		508,324

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF INVESTMENTS - continued

July 31, 2019 (Unaudited)

COMMON STOCKS — LONG — 83.56% - continued	Shares	Fair Value
Real Estate Services — 0.20%
Cushman & Wakefield plc(a)	2,250	$44,640

Regional Banks — 16.11%
BankUnited, Inc.	12,000	412,920
Cadence Bancorporation	5,250	89,985
CIT Group, Inc.	1,800	90,990
Citizens Financial Group, Inc.	15,000	558,901
ConnectOne Bancorp, Inc.	13,000	297,180
FNB Corporation	20,000	241,000
Simmons First National Corporation, Class A	2,000	51,500
Sterling Bancorp	19,500	426,075
SunTrust Banks, Inc.	8,600	572,761
SVB Financial Group(a)	1,500	347,955
Synovus Financial Corporation	2,625	100,196
Western Alliance Bancorporation(a)	7,300	360,912
		3,550,375
Retail REITs — 1.94%
Seritage Growth Properties, Class A(a)	4,800	200,496
Site Centers Corporation	16,000	228,000
		428,496
Specialized Consumer Services — 0.25%
H&R Block, Inc.	2,000	55,380

Specialty Chemicals — 0.67%
Axalta Coating Systems Ltd.(a)	5,000	148,150

Steel — 1.24%
SunCoke Energy, Inc.(a)	36,000	273,240

Systems Software — 0.92%
BlackBerry Ltd.(a)	28,000	204,400

Technology Hardware Storage & Peripherals — 1.83%
Dell Technologies, Inc., Class C(a)	4,000	230,960
Hewlett Packard Enterprise Company	12,000	172,440
		403,400
Thrifts & Mortgage Finance — 0.35%
MGIC Investment Corporation(a)	6,000	77,100

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF INVESTMENTS - continued

July 31, 2019 (Unaudited)

COMMON STOCKS — LONG — 83.56% - continued	Shares	Fair Value

Total Common Stocks — Long— (Cost $17,808,481)		$18,428,990

PREFERRED STOCKS — LONG — 0.35%

Financials — 0.35%
Federal National Mortgage Association, Series R, 7.63%(a)	7,441	77,386

Total Preferred Stocks — Long— (Cost $46,995)		77,386

WARRANTS — LONG — 2.15%

American International Group, Inc., Expires 01/19/21, Strike Price $44	31,500	461,160
Zions Bancorp NA, Expires 05/22/20, Strike Price $35	1,100	13,750

Total Warrants — Long— (Cost $460,241)		474,910

MONEY MARKET FUNDS - 11.92%

First American Treasury Obligations Fund, Class X, 2.21%(b)	2,628,303	2,628,303

Total Money Market Funds (Cost $2,628,303)		2,628,303

Total Investments — 97.98% (Cost $20,944,020)		21,609,589

Other Assets in Excess of Liabilities — 2.02%		447,322

NET ASSETS — 100.00%		$22,056,911

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR - American Depositary Receipt.

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

July 31, 2019 (Unaudited)

COMMON STOCKS — SHORT — (40.72)%	Shares	Fair Value

Asset Management & Custody Banks — (1.20)%
Hamilton Lane, Inc., Class A	(4,500)	$(264,150)

Automobile Manufacturers — (1.42)%
Tesla, Inc.(a)	(1,300)	(314,093)

Biotechnology — (1.53)%
China Biologic Products Holdings, Inc.(a)	(3,500)	(335,755)

Consumer Finance — (0.81)%
LendingClub Corporation(a)	(12,129)	(179,267)

Data Processing & Outsourced Services — (1.15)%
Western Union Company (The)	(12,100)	(254,100)

Electronic Manufacturing Services — (1.29)%
Celestica, Inc.(a)	(40,000)	(283,600)

Health Care Distributors — (1.02)%
Patterson Companies, Inc.	(11,400)	(225,720)

Industrial REITs — (1.44)%
Duke Realty Corporation	(9,500)	(316,635)

Life & Health Insurance — (0.50)%
Athene Holding Ltd., Class A(a)	(2,700)	(110,322)

Regional Banks — (17.34)%
Columbia Banking System, Inc.	(6,000)	(226,260)
Commerce Bancshares, Inc.	(3,300)	(200,739)
Community Bank System, Inc.	(4,800)	(316,752)
CVB Financial Corporation	(7,500)	(165,075)
First Republic Bank	(2,800)	(278,208)
Fulton Financial Corporation	(17,250)	(293,250)
Glacier Bancorp, Inc.	(3,750)	(157,163)
Heritage Financial Corporation	(4,125)	(117,645)
Lakeland Financial Corporation	(5,900)	(271,341)
NBT Bancorp, Inc.	(5,625)	(217,688)
Old National Bancorp	(6,750)	(118,868)
People's United Financial, Inc.	(10,500)	(172,410)

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT - continued

July 31, 2019 (Unaudited)

COMMON STOCKS — SHORT — (40.72)% - continued	Shares	Fair Value
Regional Banks — (17.34)% - continued
South State Corporation	(4,400)	$(352,308)
Southside Bancshares, Inc.	(6,800)	(235,416)
Trustmark Corporation	(5,625)	(199,913)
UMB Financial Corporation	(4,000)	(273,040)
United Bankshares, Inc.	(6,000)	(225,540)
		(3,821,616)
Residential REITs — (3.43)%
American Homes 4 Rent, Class A	(13,500)	(326,835)
Invitation Homes, Inc.	(15,750)	(432,653)
		(759,488)
Thrifts & Mortgage Finance — (9.59)%
Capitol Federal Financial, Inc.	(24,000)	(327,840)
Meridian Bancorp, Inc.	(21,750)	(398,895)
Northfield Bancorp, Inc.	(16,500)	(258,225)
Northwest Bancshares, Inc.	(17,250)	(295,838)
Oritani Financial Corporation	(13,500)	(244,350)
Provident Financial Services, Inc.	(7,000)	(169,260)
Washington Federal, Inc.	(11,500)	(420,669)
		(2,115,077)

Total Common Stocks - Short (Proceeds Received $8,927,338)		(8,979,823)

EXCHANGE-TRADED FUNDS — SHORT — (8.02)%

Direxion Daily FTSE China Bear 3X Shares	(3,705)	(191,771)
Direxion Daily FTSE China Bull 3X Shares	(7,975)	(149,531)
Direxion Daily Gold Miners Bear 3X Shares	(15,000)	(143,100)
Direxion Daily Gold Miners Bull 3X Shares	(13,575)	(399,105)
Direxion Daily Junior Gold Minors Index Bear 3X Shares	(7,361)	(140,669)
Direxion Daily Junior Gold MinorsIndex Bear 3X Shares	(4,612)	(324,408)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3x Shares	(10,872)	(57,513)
Direxion Daily S&P Oil & GasExp. & Prod. Bear 3X Shares	(4,980)	(361,847)

Total Exchange-Traded Funds - Short (Proceeds Received $2,380,491)		(1,767,944)

EXCHANGE-TRADED NOTES — SHORT — (5.58)%

VelocityShares 3x Inverse Crude Oil ETN	(30,261)	(191,250)

CALDWELL & ORKIN - GATOR CAPITAL LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT - continued

July 31, 2019 (Unaudited)

EXCHANGE-TRADED NOTES — SHORT — (5.58)%- continued	Shares	Fair Value
VelocityShares 3x Inverse Natural Gas ETN	(1,650)	$(263,984)
VelocityShares 3x Inverse Silver ETN	(12,290)	(291,765)
VelocityShares 3x Long Crude Oil ETN	(5,410)	(77,471)
VelocityShares 3x Long Natural Gas ETN	(5,700)	(83,277)
VelocityShares 3x Long Silver ETN	(4,170)	(323,883)

Total Exchange-Traded Notes - Short (Proceeds Received $1,836,690)		(1,231,630)

TOTAL SECURITIES SOLD SHORT - (54.32)% (Proceeds Received $13,144,519)		$(11,979,397)

(a)	Non-income producing security.

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of July 31, 2019, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$2,808,318
Unrealized depreciation	(2,053,492)
Net unrealized depreciation	754,826

Aggregate cost of securities for federal income tax purposes	$8,875,366

Caldwell & Orkin – Gator Capital Long/Short Fund

Related Notes to Schedule of Investments

July 31, 2019 (Unaudited)

The Caldwell & Orkin – Gator Capital Long/Short Fund (the “Fund”), formerly the Caldwell & Orkin Market Opportunity Fund, is the only investment portfolio of The Caldwell & Orkin Funds, Inc. (the “Company”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. Gator Capital Management, LLC (the “Adviser”), the Fund’s investment adviser, uses a fundamental-driven, multi-dimensional investment process focusing on active allocation, security selection and surveillance to achieve the Fund’s investment objective.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Transactions and Related Investment Income

The Fund follows industry practice and records securities transactions on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income which includes amortization of premium and accretion of discount, is accrued as earned.

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a fair value instead. Debt securities are valued at the price provided by an independent pricing service. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”) in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 – Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

Caldwell & Orkin – Gator Capital Long/Short Fund

Related Notes to Schedule of Investments

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments and other financial instruments:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$18,428,990	$-	$-	$18,428,990
Preferred Stocks	77,386	-	-	77,386
Warrants	474,910	-	-	474,910
Money Market Funds	2,628,303	-	-	2,628,303
Total	$21,609,589	$-	$-	$21,609,589

Liabilities
Securities Sold Short
Common Stocks	$(8,979,823)	$-	$-	$(8,979,823)
Exchange-Traded Funds	(1,767,944)	-	-	(1,767,944)
Exchange-Traded Notes	(1,231,630)	-	-	(1,231,630)
Total	$(11,979,397)	$-	$-	$(11,979,397)

*	For detailed industry descriptions, see the accompanying Schedule of Investments.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At July 31, 2019, the Fund had approximately 54.32% of its total net assets in short positions.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Caldwell & Orkin Funds, Inc.

By	/s/ Derek Pilecki
Derek Pilecki, President and Principal Executive Officer

Date	9/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Derek Pilecki
Derek Pilecki, President and Principal Executive Officer

Date	9/24/2019

By	/s/ Erik Anderson
Erik Anderson, Treasurer and Principal Financial Officer

Date	9/24/2019